UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 84.0%
Air Transportation: 6.5%
100,000	American Airlines Group, Inc.	$4,669,000
653,050	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	9,821,872
140,000	Delta Air Lines, Inc.	6,886,600
100,000	Southwest Airlines Co.	4,984,000
		26,361,472
Apparel Manufacturing: 5.1%
150,000	adidas AG - ADR	11,782,500
300,000	G-III Apparel Group Ltd. *	8,868,000
		20,650,500
Basic Materials Manufacturing: 8.0%
350,000	KapStone Paper & Packaging Corp.	7,717,500
445,784	TimkenSteel Corp. *	6,900,736
175,000	U.S. Concrete, Inc. *,1	11,462,500
200,000	United States Steel Corp.	6,602,000
		32,682,736
Cement & Concrete Product Manufacturing: 2.5%
1,250,000	Cemex SAB de CV - ADR *	10,037,500
Computer & Electronic Products: 3.2%
500,000	GoPro, Inc. - Class A *	4,355,000
400,000	Micron Technology, Inc. *	8,768,000
		13,123,000
Computer Systems Design & Related Services: 2.6%
300,000	GoDaddy, Inc. - Class A *	10,485,000
Construction: 1.7%
250,000	DR Horton, Inc.	6,832,500
Depository Credit Intermediation: 0.8%
125,000	Veritex Holdings, Inc. *	3,338,750
Food & Beverage Manufacturing: 2.2%
1,000,000	Amplify Snack Brands, Inc. *	8,810,000
Hotels: 1.8%
520,000	La Quinta Holdings, Inc. *	7,389,200
Insurance Carriers: 0.7%
750,000	Genworth Financial, Inc. - Class A *	2,857,500
Internet Services: 6.5%
70,000	Facebook, Inc. - Class A *	8,053,500
1,250,000	Gogo, Inc. *	11,525,000
400,000	Match Group, Inc. *	6,840,000
		26,418,500
Leisure: 1.8%
90,000	Royal Caribbean Cruises Ltd.	7,383,600
Manufacturing: 1.5%
1,683,521	The Dixie Group, Inc. *,1,2	6,060,676

Mining, Oil & Gas Extraction: 13.5%
719,220	Comstock Resources, Inc. *,1	7,084,317
400,000	EnLink Midstream, LLC	7,620,000
600,000	Freeport-McMoRan, Inc. *	7,914,000
575,000	Matador Resources Co. *	14,812,000
150,000	Parsley Energy, Inc. - Class A *	5,286,000
955,000	Ring Energy, Inc. *	12,405,450
		55,121,767
Oil & Gas Extraction: 0.7%
325,000	Lonestar Resources U.S., Inc. - Class A *	2,775,500
Other Financial Investment Activities: 1.1%
240,000	Deutsche Bank AG *	4,344,000
Other Heavy and Civil Engineering Construction: 2.7%
500,000	Forterra, Inc. *	10,830,000
Pharmaceutical & Medicine Manufacturing: 0.7%
1,000,000	Cempra, Inc. *	2,800,000
Pharmaceuticals: 3.8%
300,000	Horizon Pharma PLC *	4,854,000
150,000	Mylan NV *	5,722,500
150,000	Pacira Pharmaceuticals, Inc. *	4,845,000
		15,421,500
Publishing Industries: 0.4%
243,142	A.H. Belo Corp. - Class A2	1,543,952
Rail Transportation: 0.9%
43,000	Kansas City Southern	3,648,550
Recreation: 1.4%
400,000	ClubCorp Holdings, Inc.	5,740,000
Restaurants & Other Eating Places: 1.6%
1,527,974	Luby's, Inc. *,1,2	6,539,729
Retail Trade: 6.6%
300,000	Duluth Holdings, Inc. - Class B *	7,620,000
240,742	e.l.f. Beauty, Inc. *	6,967,073
1,275,000	J.C. Penney Co., Inc. *	10,595,250
100,000	Kate Spade & Co. *	1,867,000
		27,049,323
Software Publishers: 2.7%
150,000	Nutanix, Inc. - Class A *	3,984,000
300,000	Symantec Corp.	7,167,000
		11,151,000
Support Activities for Mining: 1.1%
380,400	Fairmount Santrol Holdings, Inc. *	4,484,916
Telecommunications: 0.9%
220,000	Teladoc, Inc. *	3,630,000
Transportation Equipment: 1.0%
150,000	Trinity Industries, Inc.	4,164,000
TOTAL COMMON STOCKS
(Cost $327,047,297)		341,675,171
PARTNERSHIPS & TRUSTS: 8.8%
Land Ownership & Leasing: 6.6%
90,000	Texas Pacific Land Trust	26,709,300
Real Estate Investment Trusts: 2.2%
150,000	CoreCivic, Inc.	3,669,000
100,000	The GEO Group, Inc.	3,593,000
187,500	Global Medical REIT, Inc.	1,672,500
		8,934,500

TOTAL PARTNERSHIPS & TRUSTS
(Cost $8,357,672)		35,643,800

Contracts (100 shares per contract)
OPTIONS PURCHASED: 3.9%
Call Options Purchased: 3.4%
Aerospace & Defense: 0.5%
550	The Boeing Co. Expiration: June 2017 Exercise Price: $120.00 *	2,000,625
Computer & Electronic Products: 1.3%
1,000	Apple, Inc. Expiration: July 2017 Exercise Price: $100.00 *	1,807,500
1,000	NXP Semiconductors NV Expiration: January 2017 Exercise Price: $60.00 *	3,725,000
		5,532,500
Couriers & Express Delivery Services: 0.2%
100	FedEx Corp. Expiration: January 2017, Exercise Price: $120.00 *	664,250
Household Goods: 0.4%
250	Whirlpool Corp. Expiration: March 2017, Exercise Price: $160.00 *	606,250
400	Expiration: June 2017, Exercise Price: $160.00 *	1,082,000
		1,688,250
Internet Services: 0.2%
45	Alphabet, Inc. Expiration: January 2018, Exercise Price: $800.00 *	356,625
35	Expiration: January 2018, Exercise Price: $750.00 *	376,600
		733,225
Retail Trade: 0.8%
2,100	Lululemon Athletica, Inc. Expiration: January 2017, Exercise Price: $67.50 *	394,800
1,000	Expiration: March 2017, Exercise Price: $50.00 *	1,557,500
230	Signet Jewelers Ltd. Expiration: January 2017, Exercise Price: $115.00 *	5,175
475	Expiration: January 2017, Exercise Price: $70.00 *	1,147,125
		3,104,600
		13,723,450
Put Options Purchased: 0.5%
Indices: 0.5%
1,100	Russell 2000® Index Expiration: January 2017, Exercise Price: $1,350.00 *	2,046,000
TOTAL OPTIONS PURCHASED
(Cost $14,519,501)		15,769,450

Shares			Value
SHORT-TERM INVESTMENTS: 8.3%
Money Market Funds: 8.3%
33,862,706		STIT-Treasury Portfolio - Institutional Class, 0.37% [3]	33,862,706
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,862,706)			33,862,706
TOTAL INVESTMENTS IN SECURITIES: 105.0%
(Cost $383,787,176)			426,951,127
Liabilities in Excess of Other Assets: (5.0)%			(20,290,004)
TOTAL NET ASSETS: 100.0%			$406,661,123

	ADR	American Depositary Receipt
	*	Non-income producing security
	[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance December 31, 2016	Realized Gain (Loss)	Dividend Income	Value December 31, 2016	Acquisition Cost
Comstock Resources, Inc. #	3,521,600	14,900	2,817,280	719,220	$-	$-	$7,084,317	$13,083,000
The Dixie Group, Inc.	1,639,021	44,500	-	1,683,521	$-	$-	$6,060,676	$12,646,220
Luby’s, Inc.	1,661,301	-	133,327	1,527,974	$(725,800)	$-	$6,539,729	$10,197,546
U.S. Concrete, Inc. **	-	250,000	75,000	175,000	$515,568	$-	$11,462,500	$8,810,152
Total							$31,147,222	$44,736,918
A.H. Belo Corp.- Class A ^	630,220	-	387,078	243,142	$691,858	$97,995	$1,543,952	$2,002,894
Texas Pacific Land Trust ^	141,069	-	51,069	90,000	$8,066,020	$-	$26,709,300	$2,149,003
Total					$8,547,646	$97,995
# Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
** This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at December 31, 2016.
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2016.

[2]	A portion of this security is considered illiquid. As of December 31, 2016, the total market value of the investments considered illiquid was $11,850,185 or 2.9% of total net assets.
[3]	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$383,787,176
Gross unrealized appreciation	77,593,121
Gross unrealized depreciation	(34,429,170)
Net unrealized appreciation	$43,163,951

+Because tax adjustments are calculated annually at the end of the Hodges Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$341,675,171	$-	$-	$341,675,171
Partnerships & Trusts	35,643,800	-	-	35,643,800
Call Options Purchased	-	13,723,450	-	13,723,450
Put Options Purchased	-	2,046,000	-	2,046,000
Short-Term Investments	33,862,706	-	-	33,862,706
Total Investments	$411,181,677	$15,769,450	$-	$426,951,127

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

The Hodges Fund (the “Fund”) has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The monthly average absolute value of options held by the Fund during the period was $14,642,985.  The following table presents the value of derivative instruments, held long or sold short by the Fund, at December 31, 2016:

					Net Unrealized
	Value - Asset Derivative		Value - Liability Derivative		Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts: Call Options Purchased	$13,723,450	$-	$-	$-	$1,269,739
Index Contracts: Put Options Purchased	2,046,000	-	-	-	(19,790)
Total	$15,769,450	$-	$-	$-	$1,249,949

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 92.5%
Air Transportation: 5.2%
150,000	American Airlines Group, Inc.	$7,003,500
1,550,000	Controladora Vuela Cia de Aviacion SAB de CV - ADR *	23,312,000
1,650,000	JetBlue Airways Corp. *	36,993,000
		67,308,500
Apparel Manufacturing: 2.7%
773,400	G-III Apparel Group Ltd. *	22,861,704
325,000	Vista Outdoor, Inc. *	11,992,500
		34,854,204
Automotive Retail: 2.2%
375,000	Group 1 Automotive, Inc.	29,227,500
Basic Materials Manufacturing: 13.0%
790,000	Commercial Metals Co.	17,206,200
300,000	Eagle Materials, Inc.	29,559,000
694,574	Encore Wire Corp. [1]	30,109,783
1,600,000	KapStone Paper & Packaging Corp.	35,280,000
535,000	U.S. Concrete, Inc. *,2	35,042,500
700,000	United States Steel Corp.	23,107,000
		170,304,483
Broadcasting: 0.3%
537,678	Entravision Communications Corp. - Class A	3,763,746
Computer & Electronic Products: 4.1%
1,250,000	Cypress Semiconductor Corp.	14,300,000
800,000	Diodes, Inc. *,1	20,536,000
450,000	FARO Technologies, Inc. *	16,200,000
115,000	Tower Semiconductor Ltd. *	2,188,450
		53,224,450
Construction: 1.7%
980,000	Primoris Services Corp.	22,324,400
Depository Credit Intermediation: 6.9%
1,240,000	Hilltop Holdings, Inc.	36,952,000
290,077	Independent Bank Group, Inc.	18,100,805
810,000	LegacyTexas Financial Group, Inc.	34,878,600
		89,931,405
Food & Beverage Manufacturing: 1.3%
1,925,000	Amplify Snack Brands, Inc. *	16,959,250
Freight Transportation: 1.0%
540,000	Marten Transport Ltd.	12,582,000
Furniture Manufacturing: 1.2%
875,000	Steelcase, Inc. - Class A	15,662,500
General Manufacturing: 1.7%
575,000	Cooper Tire & Rubber Co.	22,338,750

Hotels: 2.2%
2,035,000	La Quinta Holdings, Inc. *	28,917,350
Insurance: 0.8%
430,000	National General Holdings Corp.	10,745,700
Internet Services: 1.0%
1,400,000	Gogo, Inc. *	12,908,000
Investment Management: 2.1%
2,425,000	Wisdomtree Investments, Inc.	27,014,500
Machinery: 2.1%
390,000	AGCO Corp.	22,565,400
60,000	Alamo Group, Inc.	4,566,000
		27,131,400
Medical Equipment & Supplies Manufacturing: 2.3%
1,627,500	Dignitana AB *,1	3,447,715
425,000	Halyard Health, Inc. *	15,716,500
165,000	NuVasive, Inc. *	11,114,400
		30,278,615
Mining, Oil & Gas Extraction: 9.4%
322,000	Comstock Resources, Inc. *,2	3,171,700
203,400	Diamondback Energy, Inc. *	20,555,604
1,100,000	EnLink Midstream, LLC	20,955,000
1,000,000	Matador Resources Co. *	25,760,000
500,000	Oasis Petroleum, Inc. *	7,570,000
1,000,000	RSP Permian, Inc. *	44,620,000
		122,632,304
Movie Production & Theaters: 0.8%
280,000	Cinemark Holdings, Inc.	10,740,800
Non-Depository Credit Intermediation: 0.6%
450,000	Nationstar Mortgage Holdings, Inc. *	8,127,000
Nursing & Residential Care Facilities: 1.7%
350,000	Envision Healthcare Corp. *	22,151,500
Oil & Gas Extraction: 1.7%
170,000	SM Energy Co.	5,861,600
1,100,000	WPX Energy, Inc. *	16,027,000
		21,888,600
Petroleum Products: 0.3%
430,000	Aegean Marine Petroleum Network, Inc.	4,364,500
Pharmaceuticals: 1.9%
1,500,000	Horizon Pharma PLC *	24,270,000
Recreation: 4.0%
600,000	Brunswick Corp.	32,724,000
1,350,000	ClubCorp Holdings, Inc.	19,372,500
		52,096,500
Restaurants & Other Eating Places: 1.7%
105,000	Cracker Barrel Old Country Store, Inc.	17,532,900
1,140,000	Luby's, Inc. *,1,2	4,879,200
		22,412,100
Retail Trade: 10.1%
850,000	American Eagle Outfitters, Inc.	12,894,500
290,000	Casey's General Stores, Inc.	34,475,200
4,000,000	J.C. Penney Co., Inc. *	33,240,000
1,000,000	Kate Spade & Co. *	18,670,000
850,000	Party City Holdco, Inc. *	12,070,000
737,105	Shoe Carnival, Inc. [1]	19,887,093
		131,236,793

Scientific Research & Development Services: 1.9%
320,000		Charles River Laboratories International, Inc. *	24,380,800
Software Publishers: 3.7%
215,000		Blackbaud, Inc.	13,760,000
900,000		Fortinet, Inc. *	27,108,000
291,200		Nutanix, Inc. - Class A *	7,734,272
			48,602,272
Transportation & Warehousing: 1.0%
200,000		Kirby Corp. *	13,300,000
Transportation Equipment: 1.9%
900,000		Trinity Industries, Inc.	24,984,000
TOTAL COMMON STOCKS
(Cost $1,028,564,975)			1,206,663,922
PARTNERSHIPS & TRUSTS: 6.7%
Land Ownership & Leasing: 2.9%
128,890		Texas Pacific Land Trust [1]	38,250,685
Real Estate Investment Trusts: 3.8%
380,000		CyrusOne, Inc.	16,997,400
1,775,000		FelCor Lodging Trust, Inc.	14,217,750
500,000		The GEO Group, Inc.	17,965,000
			49,180,150
TOTAL PARTNERSHIPS & TRUSTS
(Cost $50,758,979)			87,430,835

SHORT-TERM INVESTMENTS: 0.0%
Money Market Funds: 0.0%
325,414		STIT-Treasury Portfolio - Institutional Class , 0.37% [3]	325,414
TOTAL SHORT-TERM INVESTMENTS
(Cost $325,414)			325,414
TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $1,079,649,368)			1,294,420,171
Other Assets in Excess of Liabilities: 0.8%			10,285,896
TOTAL NET ASSETS: 100.0%			$1,304,706,067

	ADR	American Depositary Receipt
	*	Non-income producing security
	[1]	A portion of this security is considered illiquid. As of December 31, 2016, the total market value of the investments considered illiquid was $24,917,296 or 1.9% of total net assets.
	[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance December 31, 2016	Realized Gain (Loss)	Dividend Income	Value December 31, 2016	Acquisition Cost
Comstock Resources, Inc. #	1,610,000	-	1,288,000	322,000	$-	$-	$3,171,700	$8,897,116
Luby’s, Inc.	1,190,000	-	50,000	1,140,000	$(28,250)	$-	$4,879,200	$5,345,850
U.S. Concrete, Inc. **	620,000	150,000	235,000	535,000	$9,069,611	$-	$35,042,500	$17,547,799
Total							$43,093,400	$31,790,765
Shoe Carnival, Inc. ^	1,125,000	-	387,895	737,105	$1,748,758	$133,000	$19,887,093	$14,574,635
Texas Pacific Land Trust ^	235,300	2,135	108,545	128,890	$13,507,731	$-	$38,250,685	$8,643,787
Total					$24,297,850	$133,000
# Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
** This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at December 31, 2016.
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2016.

[3]	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$1,079,649,368
Gross unrealized appreciation	275,789,392
Gross unrealized depreciation	(61,018,589)
Net unrealized appreciation	$214,770,803

+Because tax adjustments are calculated annually at the end of the Hodges Small Cap Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual of semi-annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,206,663,922	$-	$-	$1,206,663,922
Partnerships & Trusts	87,430,835	-	-	87,430,835
Short-Term Investments	325,414	-	-	325,414
Total Investments	$1,294,420,171	$-	$-	$1,294,420,171

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 89.5%
Air Transportation: 1.4%
100,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$1,504,000
Apparel Manufacturing: 2.7%
100,000	G-III Apparel Group Ltd. *	2,956,000
Automotive Retail: 2.5%
35,000	Group 1 Automotive, Inc.	2,727,900
Basic Materials Manufacturing: 7.8%
50,000	Encore Wire Corp.	2,167,500
100,000	KapStone Paper & Packaging Corp.	2,205,000
110,000	TimkenSteel Corp. *	1,702,800
35,000	U.S. Concrete, Inc. *,1	2,292,500
		8,367,800
Computer & Electronic Products: 8.3%
134,465	ARI Network Services, Inc. *	727,456
260,000	Cypress Semiconductor Corp.	2,974,400
110,000	Exar Corp. *	1,185,800
100,000	Kornit Digital Ltd. *	1,265,000
150,000	Tower Semiconductor Ltd. *	2,854,500
		9,007,156
Construction: 7.4%
38,000	Dycom Industries, Inc. *	3,051,020
80,000	LGI Homes, Inc. *	2,298,400
115,000	Primoris Services Corp.	2,619,700
		7,969,120
Depository Credit Intermediation: 10.0%
102,100	Hilltop Holdings, Inc.	3,042,580
36,300	Legacy Texas Financial Group, Inc.	1,563,078
125,000	Triumph Bancorp, Inc. *	3,268,750
110,000	Veritex Holdings, Inc. *	2,938,100
		10,812,508
Employment Services: 0.4%
30,000	BG Staffing, Inc.	468,000
Food & Beverage Manufacturing: 1.4%
150,000	Inventure Foods, Inc. *	1,477,500
Food Services: 1.4%
90,000	Del Frisco's Restaurant Group, Inc. *	1,530,000
Freight Transportation: 1.4%
80,000	Covenant Transportation Group, Inc. - Class A *	1,547,200
Funeral Services: 2.4%
90,000	Carriage Services, Inc.	2,577,600
Furniture Manufacturing: 0.6%
17,400	Hooker Furniture Corp.	660,330
Ground Transportation: 2.1%
400,000	Student Transportation, Inc.	2,236,000
Hotels: 1.7%
125,000	La Quinta Holdings, Inc. *	1,776,250

Insurance: 5.6%
160,000	Hallmark Financial Services, Inc. *	1,860,800
40,000	Horace Mann Educators Corp.	1,712,000
180,000	State National Companies., Inc.	2,494,800
		6,067,600
Internet Services: 1.1%
150,000	Points International Ltd. *	1,146,000
Iron & Steel Mills & Ferroalloy Manufacturing: 1.6%
170,000	AK Steel Holding Corp. *	1,735,700
Medical Equipment & Supplies Manufacturing: 0.8%
160,000	Nuvectra Corp. *	804,800
Mining, Oil & Gas Extraction: 5.7%
105,000	EnLink Midstream, LLC	2,000,250
42,500	Parsley Energy, Inc. - Class A *	1,497,700
200,000	Ring Energy, Inc. *	2,598,000
		6,095,950
Motor Vehicle Parts Manufacturing: 2.9%
200,000	Blue Bird Corp. *	3,090,000
Non-Depository Credit Intermediation: 1.2%
22,000	Westwood Holdings Group, Inc.	1,319,780
Other Heavy & Civil Engineering Construction: 3.0%
150,000	Forterra, Inc. *	3,249,000
Pharmaceuticals: 2.7%
33,000	Emergent BioSolutions, Inc. *	1,083,720
110,000	Horizon Pharma PLC *	1,779,800
		2,863,520
Recreation: 2.2%
20,000	Brunswick Corp.	1,090,800
90,000	ClubCorp Holdings, Inc.	1,291,500
		2,382,300
Retail Trade: 10.2%
200,000	Build-A-Bear Workshop, Inc. *	2,750,000
118,680	Crown Crafts, Inc.	919,770
255,000	J.C. Penney Co., Inc. *	2,119,050
45,000	MarineMax, Inc. *	870,750
40,000	Shoe Carnival, Inc.	1,079,200
340,000	Sportsman’s Warehouse Holdings, Inc. *	3,192,600
		10,931,370
Transportation Equipment: 1.0%
40,000	Trinity Industries, Inc.	1,110,400
TOTAL COMMON STOCKS
(Cost $83,313,093)		96,413,784

PARTNERSHIPS & TRUSTS: 5.7%
Land Ownership & Leasing: 0.6%
65,000	Mesabi Trust	695,500
Real Estate Investment Trusts: 5.1%
65,000	Owens Realty Mortgage, Inc.	1,203,800
170,000	Capstead Mortgage Corp.	1,732,300
35,000	The GEO Group, Inc.	1,257,550
20,000	Ryman Hospitality Properties, Inc.	1,260,200
		5,453,850

TOTAL PARTNERSHIPS & TRUSTS
(Cost $5,284,221)			6,149,350

SHORT-TERM INVESTMENTS: 5.2%
Money Market Funds: 5.2%
5,588,244		STIT-Treasury Portfolio - Institutional Class, 0.37% [2]	5,588,244
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,588,244)			5,588,244

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $94,185,558)			108,151,378
Liabilities in Excess of Other Assets: (0.4)%			(410,516)
TOTAL NET ASSETS: 100.0%			$107,740,862

	ADR	American Depositary Receipt
	*	Non-income producing security
	[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance December 31, 2016	Realized Gain (Loss)	Dividend Income	Value December 31, 2016	Acquisition Cost
U.S. Concrete, Inc. **	43,000	32,000	40,000	35,000	$820,430	$-	$2,292,500	$1,770,466
Total				-			$2,292,500	$1,770,466
Shoe Carnival, Inc. ^	100,000	14,000	74,000	40,000	$71,277	$8,750	$1,079,200	$875,942
Texas Pacific Land Trust ^	6,000	-	6,000	-	$253,172	$-	$-	$-
Total					$1,144,879	$8,750
** This security was not considered an affiliate at March 31, 2016, but is considered an affiliate at December 31, 2016.
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2016.

[2]	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$94,185,558
Gross unrealized appreciation	16,802,857
Gross unrealized depreciation	(2,837,037)
Net unrealized appreciation	$13,965,820

+Because tax adjustments are calculated annually at the end of the Hodges Small Intrinsic Value Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$96,413,784	$-	$-	$96,413,784
Partnerships & Trusts	6,149,350	-	-	6,149,350
Short-Term Investments	5,588,244	-	-	5,588,244
Total Investments	$108,151,378	$-	$-	$108,151,378

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 93.7%
Air Transportation: 2.7%
6,000	Alaska Air Group, Inc.	$532,380
Automotive Retail: 3.1%
4,000	Copart, Inc. *	221,640
4,000	Lithia Motors, Inc. - Class A	387,320
		608,960
Basic Materials Manufacturing: 4.3%
4,000	Eagle Materials, Inc.	394,120
20,000	KapStone Paper & Packaging Corp.	441,000
		835,120
Building Materials: 1.8%
7,000	Owens Corning	360,920
Chemical Manufacturing: 2.4%
15,000	CF Industries Holdings, Inc.	472,200
Computer & Electronic Products: 2.0%
35,000	Cypress Semiconductor Corp.	400,400
Construction: 2.1%
15,000	DR Horton, Inc.	409,950
Depository Credit Intermediation: 7.2%
7,000	Comerica, Inc.	476,770
35,000	Veritex Holdings, Inc. *	934,850
		1,411,620
General Manufacturing: 1.4%
10,000	Mattel, Inc.	275,500
Household Goods: 3.7%
4,000	Whirlpool Corp.	727,080
Leisure: 4.3%
20,000	Norwegian Cruise Line Holdings Ltd. *	850,600
Machinery: 2.6%
4,000	Middleby Corp. *	515,240
Mining, Oil & Gas Extraction: 10.6%
50,000	Callon Petroleum Co. *	768,500
10,000	Murphy U.S.A., Inc. *	614,700
20,000	Parsley Energy, Inc. - Class A *	704,800
		2,088,000
Motor Vehicle Parts Manufacturing: 2.3%
15,000	LKQ Corp. *	459,750
Oil & Gas Extraction: 8.8%
100,000	Lonestar Resources U.S., Inc. - Class A *	854,000
60,000	WPX Energy, Inc. *	874,200
		1,728,200
Pharmaceuticals: 2.1%
25,000	Horizon Pharma PLC *	404,500
Rail Transportation: 3.0%
7,000	Kansas City Southern	593,950

Recreation: 2.8%
10,000		Brunswick Corp.	545,400
Rental & Leasing: 1.4%
2,500		United Rentals, Inc. *	263,950
Restaurants & Other Eating Places: 3.1%
35,000		The Habit Restaurants, Inc. - Class A *	603,750
Retail Trade: 10.5%
5,000		Casey’s General Stores, Inc.	594,400
9,000		Foot Locker, Inc.	638,010
3,000		O’Reilly Automotive, Inc. *	835,230
			2,067,640
Securities & Commodity Contracts Intermediation & Brokerage: 1.5%
2,000		Affiliated Managers Group, Inc. *	290,600
Software Publishers: 3.6%
10,000		Fortinet, Inc. *	301,200
15,000		Nutanix, Inc. - Class A *	398,400
			699,600
Support Activities for Mining: 3.0%
50,000		Fairmount Santrol Holdings, Inc. *	589,500
Transportation & Warehousing: 3.4%
10,000		Kirby Corp. *	665,000
TOTAL COMMON STOCKS
(Cost $15,820,685)			18,399,810

PARTNERSHIPS & TRUSTS: 1.8%
Real Estate Investment Trusts: 1.8%
10,000		The GEO Group, Inc.	359,300
TOTAL PARTNERSHIPS & TRUSTS
(Cost $180,200)			359,300

SHORT-TERM INVESTMENTS: 4.6%
Money Market Funds: 4.6%
905,945		STIT-Treasury Portfolio - Institutional Class, 0.37% [1]	905,945
TOTAL SHORT-TERM INVESTMENTS
(Cost $905,945)			905,945

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $16,906,830)			19,665,055
Liabilities in Excess of Other Assets: (0.1)%			(22,085)
TOTAL NET ASSETS: 100.0%			$19,642,970

	*	Non-income producing security
	[1]	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$16,906,830
Gross unrealized appreciation	3,134,096
Gross unrealized depreciation	(375,871)
Net unrealized appreciation	$2,758,225

+Because tax adjustments are calculated annually at the end of the Hodges Small-Mid Cap Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$18,399,810	$-	$-	$18,399,810
Partnerships & Trusts	359,300	-	-	359,300
Short-Term Investments	905,945	-	-	905,945
Total Investments	$19,665,055	$-	$-	$19,665,055

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 94.4%
Air Transportation: 4.8%
50,000	Controladora Vuela Cia De Aviacion SAB de CV - ADR *	$752,000
Basic Materials Manufacturing: 6.9%
15,000	Commercial Metals Co.	326,700
20,000	KapStone Paper & Packaging Corp.	441,000
10,000	United States Steel Corp.	330,100
		1,097,800
Cement & Concrete Product Manufacturing: 3.1%
60,850	Cemex SAB de CV - ADR *	488,626
Computer & Electronic Products: 8.9%
30,000	GoPro, Inc. - Class A *	261,300
2,700	International Business Machines Corp.	448,173
230,000	Intrusion, Inc. *,1	98,831
40,000	Nimble Storage, Inc. *	316,800
17,500	Stratasys Ltd. *	289,450
		1,414,554
Depository Credit Intermediation: 4.9%
20,000	Bank of America Corp.	442,000
6,000	Wells Fargo & Co.	330,660
		772,660
Hotels: 1.6%
18,000	La Quinta Holdings, Inc. *	255,780
Insurance Carriers: 2.4%
100,000	Genworth Financial, Inc. - Class A *	381,000
Internet Services: 2.3%
40,000	Gogo, Inc. *	368,800
Manufacturing: 2.5%
111,022	The Dixie Group, Inc. *,2	399,679
Mining, Oil & Gas Extraction: 13.3%
70,000	Cliffs Natural Resources, Inc. *	588,700
70,000	Comstock Resources, Inc. *,2	689,500
50,000	Southwestern Energy Co. *	541,000
20,000	Transocean Ltd. *	294,800
		2,114,000
Natural Gas Distribution: 2.3%
125,000	Clean Energy Fuels Corp. *	357,500
Non-Depository Credit Intermediation: 1.9%
4,000	American Express Co.	296,320
Oil & Gas Extraction: 3.2%
60,000	Lonestar Resources U.S., Inc. - Class A *	512,400
Pesticide, Fertilizer, & Other Agricultural Chemical Manufacturing: 4.4%
82,500	LSB Industries, Inc. *	694,650
Petroleum Products: 2.6%
40,000	Aegean Marine Petroleum Network, Inc.	406,000

Pharmaceuticals: 10.0%
4,500	Gilead Sciences, Inc.	322,245
25,000	Horizon Pharma PLC *	404,500
15,000	Mylan NV *	572,250
9,000	Pacira Pharmaceuticals, Inc. *	290,700
		1,589,695
Publishing Industries: 2.2%
55,000	A.H. Belo Corp. - Class A	349,250
Rail Transportation: 1.9%
3,500	Kansas City Southern	296,975
Recreation: 2.7%
30,000	ClubCorp Holdings, Inc.	430,500
Restaurants & Other Eating Places: 3.1%
115,000	Luby's, Inc. *,2	492,200
Retail Trade: 6.3%
30,000	Conn's, Inc. *	379,500
30,000	J.C. Penney Co., Inc. *	249,300
4,000	Signet Jewelers Ltd.	377,040
		1,005,840
Software Publishers: 1.4%
7,500	Fortinet, Inc. *	225,900
Support Activities for Mining: 1.7%
22,500	Fairmount Santrol Holdings, Inc. *	265,275
TOTAL COMMON STOCKS
(Cost $13,811,248)		14,967,404

PARTNERSHIPS & TRUSTS: 2.9%
Land Ownership & Leasing: 1.4%
20,000	Mesabi Trust	214,000
Real Estate Investment Trusts: 1.5%
10,000	CoreCivic, Inc.	244,600
TOTAL PARTNERSHIPS & TRUSTS
(Cost $266,937)		458,600

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 0.1%
Full Service Restaurants: 0.1%
3	Chipotle Mexican Grill, Inc. Expiration: January 2017 Exercise Price: $370.00 *	4,485
3	Expiration: January 2018 Exercise Price: $380.00 *	15,720
TOTAL CALL OPTIONS PURCHASED
(Cost $51,009)		20,205

Shares
SHORT-TERM INVESTMENTS: 3.5%
Money Market Funds: 3.5%
558,830	STIT-Treasury Portfolio - Institutional Class, 0.37% [3]	558,830
TOTAL SHORT-TERM INVESTMENTS
(Cost $558,830)		558,830

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $14,688,024)		16,005,039
Liabilities in Excess of Other Assets: (0.9)%		(138,149)
TOTAL NET ASSETS: 100.0%		$15,866,890

ADR	American Depositary Receipt
*	Non-income producing security
[1]	A portion of this security is considered illiquid. As of December 31, 2016, the total market value of the investment considered illiquid was $73,873 or 0.5% of total net assets.
[2]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance December 31, 2016	Realized Gain (Loss)	Dividend Income	Value December 31, 2016	Acquisition Cost
Comstock Resources, Inc. #	280,000	170,000	380,000	70,000	$(252,805)	$-	$689,500	$310,922
The Dixie Group, Inc.	50,000	75,000	13,978	111,022	$(133,942)	$-	$399,679	$604,939
Luby’s, Inc.	100,000	50,000	35,000	115,000	$(9,300)	$-	$492,200	$602,504
Total							$1,581,379	$1,518,365
A.H. Belo Corp.- Class A ^	50,100	20,000	15,100	55,000	$(8,419)	$14,016	$349,250	$390,583
Total					$(404,466)	$14,016
# Included in sales is a 1 for 5 stock split, with an ex-date of August 1, 2016.
^ This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2016.

[3]	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$14,688,024
Gross unrealized appreciation	2,203,748
Gross unrealized depreciation	(886,733)
Net unrealized appreciation	$1,317,015

+Because tax adjustments are calculated annually at the end of the Hodges Pure Contrarian Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$14,967,404	$-	$-	$14,967,404
Partnerships & Trusts	458,600	-	-	458,600
Call Options Purchased	-	20,205	-	20,205
Short-Term Investments	558,830	-	-	558,830
Total Investments	$15,984,834	$20,205	$-	$16,005,039

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

The Hodges Pure Contrarian Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The monthly average absolute value of options held by the Fund during the period was $40,168.  The following table presents the value of derivative instruments, held long or sold short by the Fund, at December 31, 2016:

					Net Unrealized
	Value - Asset Derivatives		Value - Liability Derivatives		Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts: Call Options Purchased	$20,205	$-	$-	$-	$(30,804)

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS: 99.1%
Aerospace & Defense: 3.4%
5,000	The Boeing Co.	$778,400
Aerospace Product & Parts Manufacturing: 2.3%
3,000	General Dynamics Corp.	517,980
Air Transportation: 5.0%
8,000	Delta Air Lines, Inc.	393,520
15,000	Southwest Airlines Co.	747,600
		1,141,120
Apparel Manufacturing: 2.2%
10,000	NIKE, Inc. - Class B	508,300
Computer & Electronic Products: 4.1%
8,000	Apple, Inc.	926,560
Conglomerates: 4.5%
32,000	General Electric Co.	1,011,200
Consumer, Non-Durable: 3.2%
8,500	Procter & Gamble Co.	714,680
Depository Credit Intermediation: 6.1%
12,000	Citigroup, Inc.	713,160
12,000	Wells Fargo & Co.	661,320
		1,374,480
Food & Beverage Products: 2.3%
5,000	PepsiCo, Inc.	523,150
Internet Services: 7.4%
800	Alphabet, Inc. - Class A *	633,960
9,000	Facebook, Inc. - Class A *	1,035,450
		1,669,410
Leisure: 4.4%
12,000	Royal Caribbean Cruises Ltd.	984,480
Mining, Oil & Gas Extraction: 7.2%
15,000	Continental Resources, Inc. *	773,100
45,000	EnLink Midstream, LLC	857,250
		1,630,350
Non-Depository Credit Intermediation: 2.8%
8,000	Visa, Inc. - Class A	624,160
Petroleum Products: 6.6%
4,000	Chevron Corp.	470,800
6,000	Exxon Mobil Corp.	541,560
15,000	HollyFrontier Corp.	491,400
		1,503,760
Pharmaceuticals: 13.5%
14,000	AbbVie, Inc.	876,680
10,000	Eli Lilly & Co.	735,500
8,000	Gilead Sciences, Inc.	572,880
7,500	Johnson & Johnson	864,075
		3,049,135

Rail Transportation: 2.3%
5,000		Union Pacific Corp.	518,400
Retail Trade: 8.3%
5,000		Costco Wholesale Corp.	800,550
8,000		The Home Depot, Inc.	1,072,640
			1,873,190
Software Publishers: 4.7%
17,000		Microsoft Corp.	1,056,380
Telecommunications: 5.6%
15,000		AT&T, Inc.	637,950
12,000		Verizon Communications, Inc.	640,560
			1,278,510
Tobacco Manufacturing: 3.2%
8,000		Philip Morris International, Inc.	731,920
TOTAL COMMON STOCKS
(Cost $18,357,213)			22,415,565

PARTNERSHIPS & TRUSTS: 1.6%
Real Estate Investment Trusts: 1.6%
10,000		The GEO Group, Inc.	359,300
TOTAL PARTNERSHIPS & TRUSTS
(Cost $299,459)			359,300

SHORT-TERM INVESTMENTS: 0.0%
Money Market Funds: 0.0%
5,410		STIT-Treasury Portfolio-Institutional Class, 0.37% [1]	5,410
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,410)			5,410

TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $18,662,082)			22,780,275
Liabilities in Excess of Other Assets: (0.7)%			(157,521)
TOTAL NET ASSETS: 100.0%			$22,622,754

	*	Non-income producing security
	[1]	Seven-day yield as of December 31, 2016

Affiliated Transactions

	Share Balance March 31, 2016	Purchases	Sales	Share Balance December 31, 2016	Realized Gain (Loss)	Dividend Income	Value December 31, 2016	Acquisition Cost
Texas Pacific Land Trust	3,500	-	3,500	-	$368,783	$-	$-	$-
Total					$368,783	$-

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$18,662,082
Gross unrealized appreciation	4,517,745
Gross unrealized depreciation	(399,552)
Net unrealized appreciation	$4,118,193

+Because tax adjustments are calculated annually at the end of the Hodges Blue Chip Equity Income Fund’s (the “Fund”) fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$22,415,565	$-	$-	$22,415,565
Partnerships & Trusts	359,300	-	-	359,300
Short-Term Investments	5,410	-	-	5,410
Total Investments	$22,780,275	$-	$-	$22,780,275

The basis for recognizing transfers is at the end of the period in which transfers accur.  The Fund had no transfers into or out of Level 1 or 2 for the period ended December 31, 2016.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date         February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date         February 28, 2017

By (Signature and Title)*         /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date         February 28, 2017

* Print the name and title of each signing officer under his or her signature.